SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement dated January 2, 2019 to the
Statement of Additional Information of each Fund,
dated October 29, 2018

This Supplement amends information in the Funds’ Statement of Additional Information of the SA Funds – Investment Trust, dated October 29, 2018. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

All Funds

Change in Investment Adviser

All references to LWI Financial Inc. are replaced with BAM Advisor Services, LLC, which since November 30, 2018 has been the investment adviser to the Funds.

The following disclosure replaces the Investment Adviser and Sub-Adviser sub-section in its entirety that is located in the Investment Advisory and Other Services section of the Statement of Additional Information:

INVESTMENT ADVISER AND SUB-ADVISER

As announced by the Trust on October 15, 2018, Loring Ward Holdings Inc. (“Loring Ward”), the parent company of the Trust’s prior investment adviser, LWI Financial Inc., agreed to be acquired by Focus Financial Partners Inc. (“Focus”), a partnership of independent fiduciary wealth management firms that includes The Buckingham Family of Financial Services (the “Transaction”). The Transaction closed on November 30, 2018, at which time Loring Ward merged with an existing Focus subsidiary, BAM, which is part of The Buckingham Family of Financial Services. The closing of the Transaction resulted in a change of control of Loring Ward (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the Investment Advisory and Administrative Services Agreements between Loring Ward and the Fund (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements amongst the Trust, on behalf of each sub-advised Fund, Loring Ward and Dimensional Fund Advisors LP (“DFA” or the “Sub-Adviser”) each contained a provision that each agreement would automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Change of Control caused the assignment of each Advisory and Sub-Advisory Agreement and resulted in the automatic termination of each Advisory and Sub-Advisory Agreement.

The Transaction is not expected to result in any material change in the day-to-day management of the Fund. Loring Ward’s business is expected to continue to operate as part of BAM. At an in person meeting on November 2, 2018 (prior to the Change of Control), the Board considered the approval of an interim investment advisory agreement with BAM (the “Interim Advisory Agreement”) with respect to the Fund to take effect immediately upon the closing of the Transaction. In reliance upon applicable rules under the 1940 Act, BAM will be permitted to provide investment advisory services to the Fund under the Interim Advisory Agreement for up to 150 days following the closing of the Transaction, and may do so without having received the prior approval of shareholders of the Fund. The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Fund. The Interim Advisory Agreement may be terminated prior to the completion of its 150 day term, including in the event that shareholders of the Fund approve the New Advisory Agreement (defined below). Should a Fund’s shareholders not approve the New Advisory Agreement, with respect to a Fund prior to the expiration of the 150-day term of the Interim Advisory Agreement, the Board will consider what other action is necessary, appropriate and in the best interests of that Fund and its shareholders under the circumstances.

At its in-person meeting on November 2, 2018, the Board also considered and approved a new investment advisory agreement with BAM (the “New Advisory Agreement”) with respect to the Fund. The New Advisory Agreement also needs to be approved by shareholders of the Fund at a special meeting of shareholders anticipated to be held on January 29, 2019, at which the Fund’s shareholders will be asked to consider the approval of the New Advisory Agreement (among other items, if any, as described in the proxy statement mailed to shareholders on or about November 30, 2018). The terms and conditions of the New Advisory Agreement are expected to be identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Fund.

Each New Advisory Agreement, if approved by shareholders, will have an initial term of two years from its effective date with respect to a Fund and continues in effect with respect to such Fund (unless terminated sooner) if its continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees. Each New Investment Advisory Agreement is terminable with respect to a Fund by a vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days’ written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 60 days’ written notice to the Trust, as applicable. Each New Investment Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Allocation Fund

Pursuant to the Interim Advisory Agreement for the Allocation Fund, the Adviser is responsible for the management of all assets of the Allocation Fund, including allocation decisions among the SA Funds in which the Allocation Fund invests.

The management fee for the Allocation Fund has two components: For the advisory services provided, the Allocation Fund is not obligated to pay a management fee for assets invested in the SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. For its investment advisory services related to any other assets, the Adviser is entitled to receive from the Allocation Fund a fee computed daily and payable monthly at an annual rate of: 0.25% of the average daily net assets of the Allocation Fund’s assets invested in such investments.

The shareholder servicing fee for the Allocation Fund has two components: For the shareholder services provided, the Allocation Fund is not obligated to pay a shareholder servicing fee for assets invested in the SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. For its shareholder services related to any other assets, the Adviser is entitled to receive from the Allocation Fund a fee computed daily and payable monthly at an annual rate of: 0.25% of the average daily net assets of the Allocation Fund’s assets invested in such investments.

The administration fee for the Allocation Fund has two components: For the administrative services provided, the Allocation Fund is not obligated to pay an administration fee for assets invested in the SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. For its administrative services related to any other assets, the Adviser is entitled to receive from the Allocation Fund a fee computed daily and payable monthly at an annual rate of: 0.10% of the average daily net assets of the Allocation Fund’s assets invested in such investments.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “Allocation Fund Fee Waiver Agreement”), to waive the fees payable to it under each Interim and New Investment Advisory Agreement for the Allocation Fund and/or to reimburse the operating expenses allocated to the Allocation Fund so that the Allocation Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Allocation Fund’s investments in the SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. The Allocation Fund Fee Waiver Agreement will remain in effect until July 1, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

SA Funds

Pursuant to the Interim Advisory Agreement for the SA Funds, the Adviser supervises and monitors the implementation of the SA Funds’ investment programs by the Sub-Adviser. Each Interim Advisory Agreement for the SA Funds became effective on November 30, 2018.

For its investment advisory services to the SA Funds, the Adviser is entitled to receive from each SA Fund a fee computed daily and payable monthly at the annual rate set forth below:

		Effective January 1, 2018
	Annual Fee Rate through Dec. 31, 2017	Annual Fee Rate
	(as a percentage of average daily	(as a percentage of average
Fund	net assets)	daily net assets)
SA U.S. Fixed Income Fund	0.15%	0.15%
SA Global Fixed Income Fund	0.25%	0.25%
SA U.S. Core Market Fund	0.45%	0.40%
SA U.S. Value Fund	0.45%	0.40%
SA U.S. Small Company Fund	0.45%	0.40%
SA International Value Fund	0.50%	0.45%
SA International Small Company Fund	0.50%	0.25%
SA Emerging Markets Value Fund	0.50%	0.45%
SA Real Estate Securities Fund	0.35%	0.35%

At an in person meeting on November 2, 2018, the Board considered and approved interim investment sub-advisory agreements with DFA, the investment sub-adviser to the sub-advised Funds (the “Interim Sub-Advisory Agreement”) to take effect immediately upon the closing of the Transaction. In reliance upon applicable rules under the 1940 Act, DFA will be permitted to provide investment advisory services to the relevant Funds under the Interim Sub-Advisory Agreement for up to 150 days following the closing of the Transaction, and may do so without having received the prior approval of shareholders of each relevant Fund. The terms and conditions of the Interim Sub-Advisory Agreement are identical in all material respects to the Investment Sub-Advisory Agreement between DFA and the Trust that was in effect until November 30, 2018, including the rate of the investment sub-advisory fee for each relevant Fund. The Interim Sub-Advisory Agreement may be terminated prior to the completion of its 150 day term, including in the event that shareholders of the Fund approve the New Sub-Advisory Agreement (defined below). Should a Fund’s shareholders not approve the New Sub-Advisory Agreement, with respect to a Fund prior to the expiration of the 150-day term of the Interim Sub-Advisory Agreement, the Board will consider what other action is necessary, appropriate and in the best interests of that Fund and its shareholders under the circumstances.

At its in-person meeting on November 2, 2018, the Board also considered and approved a new investment sub-advisory agreement with DFA (the “New Sub-Advisory Agreement”) with respect to each sub-advised Fund. The New Sub-Advisory Agreement also needs to be approved by shareholders of each sub-advised Fund at a special meeting of shareholders anticipated to be held on January 29, 2019, at which the relevant Fund’s shareholders will be asked to consider the approval of the New Sub-Advisory Agreement (among other items, if any, as described in the proxy statement mailed to shareholders on or about November 30, 2018). The terms and conditions of each New Sub-Advisory Agreement are expected to be identical in all material respects to the Investment Sub-Advisory Agreement between DFA and the Trust that was in effect until November 30, 2018, including the rate of the investment sub-advisory fee for each relevant Fund.

Dimensional Holdings Inc. ("Dimensional Holdings") is the general partner of the Sub-Adviser, and directly and indirectly, owns more than 97% of the partnership interest of the Sub-Adviser. David G. Booth is the Executive Chairman of Dimensional Holdings and may be deemed a controlling person of the Sub-Adviser as a shareholder of more than 25% but less than 50% of Dimensional Holding’s outstanding stock.

Each New Sub-Advisory Agreement, if approved by shareholders, will have an initial term of two years from its effective date with respect to a SA Fund and continues in effect with respect to such SA Fund (unless terminated sooner) if its continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees. The New Sub-Advisory Agreement will be terminable by a vote of the Board of Trustees, or with respect to a SA Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days’ written notice to the Sub-Adviser. The Adviser and the Sub-Adviser may also terminate the New Sub-Advisory Agreement as to all SA Funds on not less than one year’s written notice to the Trust. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the terms of the Interim Sub-Advisory Agreement, the Sub-Adviser provides sub-advisory services to each SA Fund. Subject to the supervision of the Adviser, the Sub-Adviser is responsible for the management of all assets of the SA Funds, including decisions regarding purchases and sales of portfolio securities by the SA Funds. The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

For the sub-advisory services it provides to each sub-advised Fund (other than SA International Small Company Fund, as further described below), the Sub-Adviser is entitled to a fee computed daily and payable monthly at an annual rate based on each SA Fund’s average daily net assets as set forth below. (The Trust pays to the Adviser the fees payable to the Sub-Adviser. The Adviser in turn pays these fees to the Sub-Adviser.) The Sub-Adviser receives investment management fees from the DFA Portfolio in which the SA International Small Company Fund invests for investment management services provided to that DFA Portfolio, as well as investment management fees from the DFA Portfolio’s Underlying DFA Funds for investment management services provided to those Underlying DFA Funds. In order to prevent duplication of advisory fees to the Sub-Adviser, the Sub-Adviser has agreed that it will not receive a sub-advisory fee for its services to the SA International Small Company Fund. In addition, the Sub -Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to that Fund’s assets invested in the U.S. Micro Cap Portfolio. For its investment management services with respect to the U.S. Micro Cap Portfolio, the Sub-Adviser receives an investment management fee from the U.S. Micro Cap Portfolio.

		Effective January 1, 2018
	Annual Fee Rate through Dec. 31, 2017	Annual Fee Rate
	(as a percentage of average daily	(as a percentage of average
Fund	net assets)	daily net assets)
SA U.S. Fixed Income Fund	0.05%	0.03%
SA Global Fixed Income Fund	0.05%	0.03%
SA U.S. Core Market Fund	0.0462%	0.03%
SA U.S. Value Fund	0.10%	0.10%
SA U.S. Small Company Fund	0.35%	0.25%
SA International Value Fund	0.20%	0.20%
SA Emerging Markets Value Fund	0.50%	0.47%
SA Real Estate Securities Fund	0.15%	0.10%

The following disclosure replaces the first sentence of the Fee Waiver and Expense Reimbursement sub-section that is located in the Investment Advisory and Other Services section of the Statement of Additional Information

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”) to waive the fees payable to it under the Interim and New Investment Advisory Agreements and/or to reimburse the operating expenses allocated to a SA Fund to the extent each SA Fund’s Investor Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2021, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Effective January 1, 2019, the following information supplements and supersedes any contrary information contained in the Officers of the Trust section of the Statement of Additional Information:

Name,
Address(1)	Position(s) Held with
and	Trust and Length of
Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Salvatore Papa Year of Birth: 1977	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since January 2019).	General Counsel and Chief Compliance Officer for Buckingham Asset Management and BAM Adviser Services since 2015; Partner and Director for Ascendant Compliance Management, Inc. from 2007 - 2015.

(1)	The address of each officer is: BAM Advisor Services, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.
(2)	The Trust’s officers are appointed annually by the Board.

On page 32, the second paragraph under the table of fees paid to the Adviser, in its capacity as Administrator, is replaced in its entirety with the following:

The following individuals are affiliated persons of the Trust and of the Adviser: Alexander B. Potts, Michael Clinton, Salvatore Papa and Marcy Tsagarakis. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

SA Emerging Markets Value Fund

Effective January 1, 2019, Daniel C. Ong is no longer a portfolio manager of the SA Emerging Markets Value Fund.

You should retain this Supplement for future reference.